INCOME TAXES - Geographic Components of Income/(Loss) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Canada	$ 691	$ 1,144	$ 433
Foreign	4,416	4,043	3,516
Income before Income Taxes	$ 5,107	$ 5,187	$ 3,949